Equipment (Tables) (Property, Plant and Equipment Table [Member])	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment Table [Member]
Equipment (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]	As of December 31, 2013 and 2012, the property, plant and equipment is being reflected net of accumulated depreciation as $5,515,183 and $685,406, respectively.

December 31,	2013	2012
Machinery and equipment	$3,719,344	$756,047
Leasehold improvements	7,641	-
Accumulated depreciation	(328,803)	(70,641)
	3,398,182	685,406
Construction in process	2,117,001	-
Total property, plant and equipment	$5,515,183	$685,406